Accounts Receivable and Loans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Accounts
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	52,000
Outstanding Balance Upon Payment Default	$ 388
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	46,000
Outstanding Balance Upon Payment Default	343
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	6,000
Outstanding Balance Upon Payment Default	$ 45